Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives held as net investment hedges - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets	€ 709	€ 189
Liabilities	102	1,595
Nominal amount	41,875	45,517
Fair Value changes used for hedge effectiveness	€ 3,572	€ (2,442)